UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities:
Net income (loss)	$ (2,274,976)	$ 4,018,393
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Change in fair value of derivative warrant liabilities	746,000	0
Income from cash held in the Trust Account	(1,220,440)	(4,724,941)
Gain on forfeiture of deferred underwriting fee payable		(336,985)
Changes in operating assets and liabilities:
Prepaid expenses and due from related party	(10,899)	203,871
Accounts payable	421,068	(32,419)
Accrued expenses	946,557	266,355
Net cash provided by (used in) operating activities	(1,392,690)	(605,726)
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account in connection with Redemptions	14,306,363	208,978,864
Cash deposited in the Trust Account	(594,934)	(1,330,000)
Net cash used in investing activities	13,711,429	207,648,864
Cash Flows from Financing Activities:
Proceeds from Extension Promissory Note	1,966,873	1,889,768
Redemption of ordinary shares	(14,306,363)	(208,978,864)
Net cash provided by financing activities	(12,339,490)	(207,089,096)
Net change in cash	(20,751)	(45,958)
Cash - beginning of the period	24,278	70,236
Cash - end of the period	3,527	24,278
Supplemental disclosure of noncash investing and financing activities:
Deferred underwriting fee reduction		5,713,015
Remeasurement of Class A ordinary shares to redemption amount	$ 1,815,374	6,054,941
Conversion of Class B shares to Class A		$ 401